Shareholders Equity - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Vote shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 INR (₨) shares
Number of votes for each share held | Vote	1
Number of shares issued	160,903,244	160,903,244	261,780,208
Dividend distribution, threshold percentage of paid-up capital	10.00%
General reserve	₨ 160,950	$ 2,201	₨ 160,950
Minimum obligatory reserve as a percentage of outstanding debentures	25.00%
Retained earnings	₨ 274,231	$ 3,750	₨ 203,135
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of shares issued	12,193,159	12,193,159	14,378,261
Debenture Redemption Reserve [member]
Retained earnings	₨ 5,835	$ 80	₨ 11,115
Preference share redemption reserve [member]
Retained earnings	30,869	422	30,869
Capital reserve [member]
Retained earnings	₨ 182,697	$ 2,498	₨ 184,328
American depository shares [member]
Number of shares issued	40,225,811	40,225,811	65,445,052